Financial instruments: (Details 1) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Level 1 | Short-term borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 0
Level 1 | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0	0
Level 1 | Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Liabilities held for sale
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1 | Current portion of finance lease obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 1 | Current portion of long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 1 | Finance lease obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 1 | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 1 | Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Derivative option on Apicore Class C shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 1 | Liability to repurchase Apicore Class E shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 1 | Fair value of Apicore Series A-1 preferred shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 1 | License fee payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1 | Other long-term liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1 | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Level 1 | Holdback receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Level 2 | Short-term borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,383,864
Level 2 | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Liabilities held for sale
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,976,313
Level 2 | Current portion of finance lease obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		89,241
Level 2 | Current portion of long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		2,883,752
Level 2 | Finance lease obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		242,449
Level 2 | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		68,180,424
Level 2 | Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Derivative option on Apicore Class C shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 2 | Liability to repurchase Apicore Class E shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 2 | Fair value of Apicore Series A-1 preferred shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 2 | License fee payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2 | Other long-term liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2 | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,052,861
Level 2 | Holdback receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Level 3 | Short-term borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 3 | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	877,150	100,000
Level 3 | Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,537,202	2,019,243
Level 3 | Liabilities held for sale
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 3 | Current portion of finance lease obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 3 | Current portion of long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 3 | Finance lease obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 3 | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 3 | Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,911,810	3,666,479
Level 3 | Derivative option on Apicore Class C shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		32,901,006
Level 3 | Liability to repurchase Apicore Class E shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		2,700,101
Level 3 | Fair value of Apicore Series A-1 preferred shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 1,755,530
Level 3 | License fee payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	501,800
Level 3 | Other long-term liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,135,007
Level 3 | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Level 3 | Holdback receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 12,068,773